Shareholder Report, Line Graph (Details) B466300_Direxion Daily NYSE FANG Bull 2X Shares_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2025
Direxion Daily NYSE FANG+ Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Direxion Daily NYSE FANG+ Bull 2X Shares NAV
Accumulated Value	$ 6,169	$ 2,731	$ 1,825	$ 11,860	$ 10,000	$ 11,362
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value	13,725	9,945	9,029	10,574	10,000	$ 16,670
NYSE FANG+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NYSE FANG+ Index
Accumulated Value	$ 16,620	$ 10,360	$ 6,362	$ 10,956	$ 10,000	$ 24,277